Leases - Lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) lease	Dec. 31, 2022 BRL (R$)
Leases
Balance, beginning of period	R$ 323,339
New contracts	3,274
Re-measurement by index	23,878
Lease Modification	(1,919)
Accrued interest	33,857
Payment of principal	(20,738)
Payment of interest	(33,857)
Balance, end of period	327,834	R$ 323,339
Lease liabilities	51,621	51,310
Lease liabilities	276,213	272,029
Lease modification by reducing scope of lease contract	R$ 1,919
Number of lease contracts early terminated | lease	1
Gain on lease modification	R$ 610	R$ 5,882
Rent expense from short-term leases and low-value assets	R$ 8,492